Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2023	December 31, 2022
Prepaid voyage costs	$7,350	$8,825
Inventories	37,566	32,667
Claims receivable	8,507	12,694
Other	7,913	6,110
Total prepaid expenses and other current assets	$61,336	$60,296

Inventories are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2023 and 2022.

Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.